Financial Instruments (Schedule of Assets Recorded at Fair Value on Recurring Basis) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, recurring basis	$ 50,675	$ 62,540
Government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, recurring basis		2,209
Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, recurring basis	28,154	35,202
Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, recurring basis	2,936	2,974
State and municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, recurring basis	19,585	22,155
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, recurring basis	0
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, recurring basis	0
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, recurring basis	0
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) | State and municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, recurring basis	0
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, recurring basis	50,675	62,540
Significant Other Observable Inputs (Level 2) | Government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, recurring basis		2,209
Significant Other Observable Inputs (Level 2) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, recurring basis	28,154	35,202
Significant Other Observable Inputs (Level 2) | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, recurring basis	2,936	2,974
Significant Other Observable Inputs (Level 2) | State and municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, recurring basis	19,585	$ 22,155
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, recurring basis	0
Significant Unobservable Inputs (Level 3) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, recurring basis	0
Significant Unobservable Inputs (Level 3) | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, recurring basis	0
Significant Unobservable Inputs (Level 3) | State and municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, recurring basis	$ 0